497(e)
                                                                       333-81393

AXA Equitable Life Insurance Company

SUPPLEMENT DATED NOVEMBER 13, 2008 TO THE CURRENT PROSPECTUSES FOR:

o Accumulator(R) (IRA, NQ, QP)          o Income Manager(R) Rollover IRA
o Accumulator(R) Plus(SM)               o EQUI-VEST(R)
o Accumulator(R)                        o EQUI-VEST(R) Strategies
o Accumulator(R) Select(SM)             o EQUI-VEST(R) Express(SM)
o Accumulator(R) Select(SM) II          o EQUI-VEST(R) At Retirement(SM)
o Accumulator(R) Elite(SM)              o EQUI-VEST(R) TSA Advantage(SM)
o Accumulator(R) Elite(SM) II           o EQUI-VEST(R) Vantage(SM)
o Accumulator(R) Express(SM)            o EQUI-VEST(R) Employer Sponsored
o Income Manager Accumulator(R)             Retirement Programs

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus you received for any of the products listed above, and in any supplements to that prospectus (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The following information replaces the section of your Prospectus entitled "Incorporation of certain documents by reference" in its entirety.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2007 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference. The following filings are also incorporated by reference and therefore considered to be part of this Prospectus: AXA Equitable's Quarterly Reports on Form 10-Q for the periods ended March 31, 2008 and June 30, 2008.

AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firms as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

IM-08-07 (10/08)                                                  140628 (10/08)
NB/IF (AR)                                                                x02227

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.


    ACCUMULATOR(R), INCOME MANAGER(R) AND EQUI-VEST(R) ARE ISSUED BY AND ARE
                    REGISTERED SERVICE MARKS OF AXA EQUITABLE
LIFE INSURANCE COMPANY (AXA EQUITABLE). ACCUMULATOR(R) PLUS(SM), ACCUMULATOR(R)
              SELECT(SM), ACCUMULATOR(R) ELITE(SM), ACCUMULATOR(R)
     EXPRESS(SM), EQUI-VEST(R) AT RETIREMENT(SM), EQUI-VEST(R) EXPRESS(SM),
          EQUI-VEST(R) TSA ADVANTAGE(SM), EQUI-VEST(R) VANTAGE(SM) ARE
 SERVICE MARKS OF AXA EQUITABLE. CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC
   AND AXA DISTRIBUTORS, LLC, 1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

    COPYRIGHT 2008 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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